Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Intangible assets	£ 12,572	£ 12,566
Property, plant and equipment	4,089	4,014
Biological assets	23	21
Investments in associates and joint ventures	3,009	2,824
Other investments	46	31
Other receivables	46	58
Other financial assets	182	267
Deferred tax assets	122	134
Post employment benefit assets	935	281
Non-current assets, Total	21,024	20,196
Current assets
Inventories	5,015	4,788
Trade and other receivables	2,678	2,592
Corporate tax receivable	65
Assets held for sale	24
Other financial assets	35	81
Cash and cash equivalents	874	1,191
Current assets, Total	8,691	8,652
Total assets	29,715	28,848
Current liabilities
Borrowings and bank overdrafts	(1,828)	(2,459)
Other financial liabilities	(230)	(215)
Trade and other payables	(3,950)	(3,563)
Corporate tax payable	(243)	(294)
Provisions	(109)	(129)
Current liabilities	(6,360)	(6,660)
Non-current liabilities
Borrowings	(8,074)	(6,583)
Other financial liabilities	(212)	(383)
Other payables	(209)	(24)
Provisions	(288)	(286)
Deferred tax liabilities	(1,987)	(2,112)
Post employment benefit liabilities	(872)	(772)
Non-current liabilities	(11,642)	(10,160)
Total liabilities	(18,002)	(16,820)
Net assets	11,713	12,028
Equity
Share capital	780	797
Share premium	1,349	1,348
Other reserves	2,133	2,693
Retained earnings	5,686	5,475
Equity attributable to equity shareholders of the parent company	9,948	10,313
Non-controlling interests	1,765	1,715
Total equity	£ 11,713	£ 12,028